Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:

USD

At January 1, 2023	296,538
Depreciation expense (note 8)	(154,247)
At December 31, 2023	142,291

Additions during the year	186,598
Depreciation expense (note 8)	(121,078)
At December 31, 2024	207,811

Schedule of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2024	2023
	USD	USD

As at January 1	163,502	357,044
Additions during the year	186,597	-
Accretion of interest (note 9)	46,053	40,070
Payments	(157,239)	(233,612)
As at December 31	238,913	163,502

	2024	2023
	USD	USD

Current	25,695	105,065
Non-current	213,218	58,437
	238,913	163,502

Schedule of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is disclosed in Note 30

	2024	2023	2022
	USD	USD	USD

Depreciation expense of right-of-use assets (note 8)	121,078	154,247	121,020
Interest expense on lease liabilities (note 9)	46,053	40,070	58,610
Expenses relating to short-term lease (note 8)	808,969	670,557	514,643
Total amount recognized in profit or loss	976,100	864,874	694,273